Accounts Payable and Accrued Liabilities (Details) $ in Thousands	12 Months Ended
	May 31, 2023 USD ($) item	May 31, 2022 USD ($) item
Accounts Payable and Accrued Liabilities
Accounts payable	$ 62,725	$ 67,974
Number of vendors | item	2	2
Compensation and related expense	$ 335	$ 1,522
Legal fees and settlement	168	2,006
Clinical expense	187	3,727
Accrued inventory charges and expenses	4,978	1,392
License fees	862	150
Lease payable	139	134
Other liabilities		64
Total accrued liabilities	$ 6,669	$ 8,995
Accounts Payable | Credit Availability Concentration Risk | Vendor One
Accounts Payable and Accrued Liabilities
Concentration Risk, Percentage	72.00%
Accounts Payable | Credit Availability Concentration Risk | Vendor Two
Accounts Payable and Accrued Liabilities
Concentration Risk, Percentage		73.00%